Issued Capital and Reserves - Overview and General Remarks (Details) € / shares in Units, € in Thousands			1 Months Ended		9 Months Ended
	Mar. 10, 2021 shares	Aug. 14, 2020	Feb. 28, 2021 $ / shares	Feb. 28, 2021 EUR (€) shares	Sep. 30, 2021 € / shares shares
Disclosure of classes of share capital [line items]
Cash received from issuance of shares | €				€ 426,652
Offering costs for legal, accounting, printing and registration fees | €				€ 22,590
Decrease In Number Of Shares Outstanding Through Transfer From Shareholders to Entity					759,677
Treasury Shares					(3,032)
Treasury share
Disclosure of classes of share capital [line items]
Number of shares outstanding					(3,032)
Follow on Public Offering
Disclosure of classes of share capital [line items]
Capital Investment				5,000,000	5,750,000
Price per share | $ / shares			$ 90.00
Over-Allotment Option
Disclosure of classes of share capital [line items]
Capital Investment				750,000
Common shares
Disclosure of classes of share capital [line items]
Number of shares authorized					386,250,000
Notional value per share | € / shares					€ 0.12
Preferred shares
Disclosure of classes of share capital [line items]
Number of shares authorized					386,250,000
Notional value per share | € / shares					€ 0.12
Number of shares issued					0
Prior VSOP
Disclosure of classes of share capital [line items]
Right to exercise percentage of vested virtual shares		10.00%
Decrease In Number Of Shares Outstanding Through Transfer From Shareholders to Entity	759,677
Lock-up period		180 days
Number of shares transferred to the exercising beneficiaries					366,622